SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

For the year ended June 30, 2013 (Predecessor), for the period of July 1, 2013 through August 14, 2013 (Predecessor), for the period of August 15, 2013 through June 30, 2014 (Successor) and for the year ended June 30, 2015:

(in thousands)	Balance at beginning of period	Additions charged (credited) to expenses	Net (deductions) recoveries	Other activity		Balance at end of period
Allowance for doubtful receivables
Successor
For the year ended June 30, 2015	$2,689	$1,945	$(1,489)	$(213)		$2,932
For the period from August 15, 2013 through June 30, 2014	$1,168	$1,834	$(315)	$2		$2,689

Predecessor
For the period from July 1, 2013 through August 14, 2013	$1,054	$106	—	$8		$1,168
For the year ended June 30, 2013	$1,886	$(319)	$(513)	—		$1,054

Deferred tax valuation allowance
Successor
For the year ended June 30, 2015	$9,280	$1,185	$(1,429)	$1,014		$10,050
For the period from August 15, 2013 through June 30, 2014	$—	$1,435	$—	$7,845	(a)	$9,280

Predecessor
For the period from July 1, 2013 through August 14, 2013	—	—	—	—		—
For the year ended June 30, 2013	—	—	—	—		—

(a)	Includes the effect of acquisitions